SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SUPPLEMENTAL SCHEDULE

RETIREMENT SAVINGS PLAN FOR EMPLOYEES OF
SEACOAST NATIONAL BANK
EIN: 59-0193820
PLAN NUMBER: 002
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

		(c)
		Description of Investment
	(b)	Including Maturity Date,
	Identity of Issue,	Rate of Interest,		(e)
	Borrower, Lessor,	Collateral, Par or	(d)	Current
(a)	or Similar Party	Maturity Value	Cost	Value

	Company common stock
*	Seacoast Banking Corporation of Florida	Company common stock	**	$3,247,846

	Mutual funds
	Allspring Funds	Allspring Emerging Markets Equity Fund Institutional	**	775,575
	American Century	American Century Inflation-Adjusted	**	647,705
	Baird Funds	Baird Core Plus Bond	**	2,104,421
	Dodge & Cox	Dodge & Cox International Stock Fund	**	939,828
	Dodge & Cox	Dodge & Cox Stock Fund X	**	4,929,027
	Federated Kaufman	Federated Hermes Government Obligations Fund	**	1,507,470
	Federated Kaufman	Federated Kaufmann Small Cap Fund	**	798,042
	Fidelity Funds	Fidelity Large Cap Growth Index Institutional	**	4,443,901
	Fidelity Funds	Fidelity U.S. Sustainability Index Institutional	**	482,446
	First American Funds	First American Government Obligations Fund CL Z	**	153,117
	Goldman Sachs	Goldman Sachs International Equity Insights	**	908,598
	Janus Funds	Janus Henderson Enterprise Fund	**	4,257,892
	Macquarie Funds	Macquarie Small Cap Value Institutional Fund	**	1,264,030
	T. Rowe Price	T Rowe Price Growth Stock Fund	**	6,801,312
	Vanguard Funds	Vanguard Institutional Index Fund	**	26,308,650
	Vanguard Funds	Vanguard LifeStrategy 40/60 Fund	**	212,926
	Vanguard Funds	Vanguard LifeStrategy 80/20 Fund	**	1,573,086
	Vanguard Funds	Vanguard LifeStrategy 20/80 Fund	**	490,518
	Vanguard Funds	Vanguard LifeStrategy 60/40 Fund	**	3,300,436
	Vanguard Funds	Vanguard Mid Cap Value Index Admiral Fund	**	2,429,405
	Vanguard Funds	Vanguard Mid Cap Index Admiral Fund	**	2,763,117
	Vanguard Funds	Vanguard Small Cap Index Fund	**	2,307,919
	Vanguard Funds	Vanguard Target Retirement 2020	**	1,558,136
	Vanguard Funds	Vanguard Target Retirement 2025	**	8,158,749
	Vanguard Funds	Vanguard Target Retirement 2030	**	16,493,765
	Vanguard Funds	Vanguard Target Retirement 2035	**	15,554,823
	Vanguard Funds	Vanguard Target Retirement 2040	**	13,392,025
	Vanguard Funds	Vanguard Target Retirement 2045	**	14,187,081

	Vanguard Funds	Vanguard Target Retirement 2050	**	11,356,677
	Vanguard Funds	Vanguard Target Retirement 2055	**	7,261,458
	Vanguard Funds	Vanguard Target Retirement 2060	**	4,339,918
	Vanguard Funds	Vanguard Target Retirement 2065	**	2,363,260
	Vanguard Funds	Vanguard Target Retirement 2070	**	504,852
	Vanguard Funds	Vanguard Target Retirement Income Fund	**	775,860
	Vanguard Funds	Vanguard Total International Stock Index Admiral Fund	**	2,293,170
				167,639,195
	Collective trust
*	Midwest Institutional Trust Services	OneAmerica Stable Value Fund	**	5,619,377

	Participant loans
*	Notes Receivable from Participants	Interest rates of 3.25% to 8.50% with maturity dates through 2052	**	1,762,552

				$178,268,970
*	Represents a party-in-interest to the Plan
**	Cost information is not required for participant-directed investments